CONSOLIDATED INCOME STATEMENTS (Parenthetical) - ₨ / shares	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Analysis of income and expense [abstract]
Par value per share - basic and diluted	₨ 5	₨ 5	₨ 5